Shareholders Equity (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Stock by Class [Table Text Block]
a)	Share capital	Number of Authorized Shares
		2013	2012	2011
	Common shares without par value	500,000,000	500,000,000	500,000,000

	Preferred shares without par value	9,999,900	9,999,900	9,999,900
	Series “A” preferred shares	1,000,000	1,000,000	1,000,000
	Series “B” preferred shares	100	100	100
	Series “C” preferred shares	1,000,000	1,000,000	1,000,000
	Series “D” preferred shares	4,000,000	4,000,000	4,000,000
	Series “E” preferred shares	4,000,000	4,000,000	4,000,000
		20,000,000	20,000,000	20,000,000

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
		Weighted
		Average	Weighted		Weighted
	Number of	Remaining	Average	Number of	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life (Years)	Price (USD)	Exercisable	Price (USD)
$2.45 to $2.99	692,000	7.25	$2.45	692,000	$2.45
$3.00 to $3.99	174,000	5.80	3.19	146,182	3.15
$4.00 to $5.99	40,433	1.54	5.07	40,433	5.07
$6.00 to $24.65	48,000	4.66	9.33	47,410	9.37
	954,433			926,025

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Average
	Outstanding	Exercise Price
	Options	(USD)
Options outstanding as at February 28, 2010	435,800	$4.74
Granted	747,000	2.45
Forfeited	(64,166)	3.16
Expired	(149,634)	4.82
Options outstanding as at February 28, 2011	969,000	3.07
Granted	20,000	3.00
Expired	(5,167)	7.22
Exercised	(7,400)	2.63
Options outstanding as at February 29, 2012	976,433	3.05
Granted	-	-
Expired	(2,000)	6.20
Exercised	(20,000)	3.00
Options outstanding as at February 28, 2013	954,433	$3.04
Options exercisable, February 28, 2013	926,025	3.03
Options vested and expected to vest	954,433	$3.04

Schedule of Non-vested Stock Option Activity and Related Information [Table Text Block]
		Weighted Average
		Exercise
	Outstanding Options	Price (USD)
Non-vested at March 1, 2012	71,874	$3.87
Granted	-	-
Vested	(21,466)	5.04
Exercised	(20,000)	3.00
Expired	(2,000)	6.20
Non-vested at February 28, 2013	28,408	$3.43

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Number of	Average
	Warrants	Exercise Price
		(USD)

Share purchase warrants issued and outstanding, February 29, 2012 and February 28, 2011	363,400	$19.75

Expired	(363,400)	$19.75

Share purchase warrants issued and outstanding, February 28, 2013	-	$-

Schedule of Weighted Average Number of Shares [Table Text Block]
	2013	2012	2011
Weighted average shares - basic EPS	3,012,647	3,368,751	3,853,866

Plus: incremental shares from assumed exercise of stock options	302,115	173,108	-
Weighted average shares - diluted EPS	3,314,762	3,541,859	3,853,866

Schedule of Earnings (loss) per common share [Table Text Block]
	2013	2012	2011
Net income (loss)	$591,304	$1,550,858	$(82,028)
Gain/ Loss from dilutive instruments	(18,252)	17,160	-
Net Income	$573,052	$1,568,018	$(82,028)
Earnings(loss) per share, basic	$0.20	$0.46	$(0.02)
Earnings (loss) per share, diluted	$0.17	$0.44	$(0.02)